Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TOCQUEVILLE OPPORTUNITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tocqueville Opportunity Fund's (the "Opportunity Fund") investment objective is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund's performance. During its most recent fiscal year, the Opportunity Fund's portfolio turnover rate was 110% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
		Opportunity Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth. The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion. In addition, the Opportunity Fund may invest in large cap companies. Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund's objective of long-term capital appreciation. In accordance with the portfolio manager's investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries. The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies. The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate. The portfolio manager's investment approach includes the analysis of company financial statements in addition to meeting with corporate managements. The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the
Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund's portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager's price objective, lose
		their competitive advantage or fail to sustain reasonable profitability.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Opportunity Fund. The Opportunity Fund is subject to the following risks:

o  the stock markets may go down;

o  growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole; and

o  a stock or stocks selected for the Opportunity Fund's portfolio may fail to perform as expected.

The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

o  Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

o  Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S.
securities, including:

o  the value of foreign currencies may decline relative to the U.S. dollar;

o  a foreign government may expropriate the Opportunity Fund's assets;

o  political, social or economic instability in a foreign country in which the
   Opportunity Fund invests may cause the value of the Opportunity Fund's investments to decline; and

o  the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

o  investors who want a diversified portfolio;

o  long-term investors with a particular goal, such as saving for retirement;

o  investors who want potential growth over time;

o  investors who can tolerate short-term fluctuations in net asset value ("NAV")
   per share; and

o  investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

o  are not deposits of any bank;

o  are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any
   other government agency; and

o  are subject to investment risks, including the possibility that you could
		lose money.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Opportunity Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the Russell 2500® Growth Index. The bar chart and table primarily reflect the Opportunity Fund's performance achieved prior to the changes effected in 2010 to the Opportunity Fund's investment strategy. Please note that the Opportunity Fund's performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future. Updated performance
		information is available at www.tocqueville.com/mutual-funds.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the Russell 2500® Growth Index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Opportunity Fund's performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 38.90% (for the quarter ended 6/30/03). The worst performance was -26.39% (for the quarter ended 12/31/08).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund's other return figures.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on
Distributions and Sale of Fund Shares may exceed the Opportunity Fund's other
		return figures.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund | Russell 2500 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.23%
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2002	rr_AnnualReturn2002	(15.92%)
Annual Return 2003	rr_AnnualReturn2003	65.69%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	(5.02%)
Annual Return 2006	rr_AnnualReturn2006	7.12%
Annual Return 2007	rr_AnnualReturn2007	(0.74%)
Annual Return 2008	rr_AnnualReturn2008	(35.75%)
Annual Return 2009	rr_AnnualReturn2009	29.51%
Annual Return 2010	rr_AnnualReturn2010	24.42%
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.23%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.